Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.56563%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,827,501.87

Principal:
Principal Collections	$17,690,904.82
Prepayments in Full	$7,153,024.76
Liquidation Proceeds	$350,493.24
Recoveries	$83,604.51
Sub Total	$25,278,027.33
Collections	$27,105,529.20

Purchase Amounts:
Purchase Amounts Related to Principal	$81,658.64
Purchase Amounts Related to Interest	$365.75
Sub Total	$82,024.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,187,553.59

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,187,553.59
Servicing Fee	$470,304.44	$470,304.44	$0.00	$0.00	$26,717,249.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,717,249.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,717,249.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,717,249.15
Interest - Class A-3 Notes	$1,496,158.09	$1,496,158.09	$0.00	$0.00	$25,221,091.06
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$24,889,841.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,889,841.06
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$24,693,099.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,693,099.06
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$24,551,517.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,551,517.39
Regular Principal Payment	$22,384,124.86	$22,384,124.86	$0.00	$0.00	$2,167,392.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,167,392.53
Residual Released to Depositor	$0.00	$2,167,392.53	$0.00	$0.00	$0.00
Total		$27,187,553.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,384,124.86
Total					$22,384,124.86

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,384,124.86	$48.63	$1,496,158.09	$3.25	$23,880,282.95	$51.88
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$22,384,124.86	$17.01	$2,165,731.76	$1.65	$24,549,856.62	$18.66

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$340,681,158.57	0.7400642	$318,297,033.71	0.6914390
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$481,461,158.57	0.3659131	$459,077,033.71	0.3489011

Pool Information
Weighted Average APR	4.112%	4.136%
Weighted Average Remaining Term	36.23	35.49
Number of Receivables Outstanding	26,126	25,480
Pool Balance	$564,365,326.80	$538,637,113.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$512,295,055.34	$489,525,007.28
Pool Factor	0.3835877	0.3661008

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$49,112,106.04
Targeted Overcollateralization Amount	$79,560,079.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,560,079.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$452,132.02
(Recoveries)		63	$83,604.51
Net Loss for Current Collection Period			$368,527.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7836%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5588%
Second Prior Collection Period			0.2837%
Prior Collection Period			1.1983%
Current Collection Period			0.8019%
Four Month Average (Current and Prior Three Collection Periods)			0.7107%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,657	$8,646,307.25
(Cumulative Recoveries)			$1,295,908.72
Cumulative Net Loss for All Collection Periods			$7,350,398.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4996%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,218.05
Average Net Loss for Receivables that have experienced a Realized Loss			$4,435.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.51%	266	$8,159,684.63
61-90 Days Delinquent	0.39%	59	$2,123,373.70
91-120 Days Delinquent	0.11%	18	$570,682.27
Over 120 Days Delinquent	0.13%	20	$726,170.78
Total Delinquent Receivables	2.15%	363	$11,579,911.38

Repossession Inventory:
Repossessed in the Current Collection Period		14	$500,868.45
Total Repossessed Inventory		25	$976,566.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2904%
Prior Collection Period			0.3330%
Current Collection Period			0.3807%
Three Month Average			0.3347%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6350%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$2,200,319.85
2 Months Extended	156	$4,879,039.36
3+ Months Extended	25	$635,510.59

Total Receivables Extended	254	$7,714,869.80
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer